Gains/(Losses) On Derivative Instruments And Other Financial Items, Net - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ 16,482	$ (49,857)
Income from guarantees provided	1,326	862
Foreign exchange loss on operations	(627)	(302)
Financing arrangement fees and other costs	(147)	(464)
Others	(255)	(107)
Other financial items, net	297	(11)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	16,804	(44,668)
Interest expense on undesignated interest rate swaps	(562)	(1,282)
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	0	(5,051)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	0	1,144
Foreign exchange loss on operations	$ 240	$ 0